Other Receivables and Prepaid Expenses - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables and Prepaid Expenses [Abstract]
Rent deposits	$ 178,850	$ 33,558
Prepaid expenses	115,922	74,657
Total	$ 294,772	$ 108,215